Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2024
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

Note 26. Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

 Schedule of Reconciliation of (Loss)/profit After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

(Loss)/Profit after income tax expense for the year	(16,389,292)	(11,571,240)	34,402,821

Adjustments for:
Gain from sale of equipment	-	(16,137)	-
Fair value gain/(loss) on investments	833,951	2,577,419	(565,317)
Amortization of financial liability	577,961	928,281	-
Depreciation	592,385	456,904	346,828
Management fee	-	(47,423)	-
Share based payments (Note 28)	335,669	780,235	1,200,053
Non-cash finance costs	(624,654)	(1,870,042)	(133,649)
Foreign exchange movement on financial liability	226,908	24,883	-
Gain from sale of investment	(51,464)	-	-
Impairment of Investment in Snow Lake Resources	7,687,745	-	45,556,885
Share of loss - associates	1,975,595	6,254,759	29,088
Foreign exchange gain intercompany loans	209,545	(868,392)	(1,533,601)
Interest income	-	-	(20,000)
Gain from deconsolidation of Snow Lake Resources	-	-	(91,778,097)
Loss on disposal on Snow Lake Resources	-	-	9,102,187
Change in operating assets and liabilities:	-	-	-
Increase in trade and other receivables	160,561	(96,579)	(47,469)
Increase in trade and other payables	806,322	363,655	584,510

Net cash used in operating activities	(3,666,768)	(3,083,677)	(2,855,761)

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

(Loss)/Profit after income tax	(16,389,292)	(11,571,240)	34,402,821
Non-controlling interest	106,181	87,149	281,733

(Loss)/Profit after income tax	(16,283,111)	(11,484,091)	34,684,554

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024